SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Jul. 31, 2023
Accounting Policies [Abstract]
Organization

Organization

J.W. Mays, Inc. (the “Company” or “Registrant”) with executive offices at 9 Bond Street, Brooklyn, New York 11201, operates a number of commercial real estate properties in New York and one building in Ohio. The Company’s business was founded in 1924 and incorporated under the laws of the State of New York on July 6, 1927.

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of the Company, a New York corporation and its subsidiaries (J. W. M. Realty Corp. and Dutchess Mall Sewage Plant, Inc.), which are wholly-owned. Material intercompany items have been eliminated in consolidation.

Use of Estimates

Use of Estimates

The accounting records are maintained in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the Company’s consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements, the disclosure of contingent assets and liabilities, incremental borrowing rates and recognition of renewal options for operating lease right-of-use assets and liabilities, and the reported amounts of revenues and expenses during the reporting period. The estimates that we make include allowance for doubtful accounts, depreciation, impairment analysis of long-lived assets, income tax assets and liabilities, fair value of marketable securities and revenue recognition. Estimates are based on historical experience where applicable or other assumptions that management believes are reasonable under the circumstances. Due to the inherent uncertainty involved in making estimates, actual results may differ from those estimates under different assumptions or conditions.

Restricted Cash	Restricted Cash Restricted cash primarily consists of cash held in bank accounts for tenant security deposits and other amounts required under certain loan agreements.
Accounts Receivable

Accounts Receivable

Generally, rent is due from tenants at the beginning of the month in accordance with terms of each lease. Based upon its periodic assessment of the quality of the receivables, management uses its historical knowledge of the tenants and industry experience to determine whether a reserve or write-off is required. The Company uses specific identification to reserve for uncollectible accounts receivable in the period when issues of collectibility become known. Collectibility issues include late rent payments, circumstances when a tenant indicates their intention to vacate the property without paying, or when tenant litigation or bankruptcy proceedings are not expected to result in full payment. Management also assesses collectibility by reviewing accounts receivable on an aggregate basis where similar characteristics exist. In determining the amount of the allowance for credit losses, the Company considers past due status and a tenant’s payment history. We also consider current market conditions and reasonable and supportable forecasts of future economic conditions. Our assessment considers volatility in market conditions and evolving shifts in credit trends that may have a material impact on our allowance for uncollectible accounts receivables in future periods. The Company’s allowance for uncollectible receivables is recorded as an offset to receivables. Activity in the allowance for uncollectible receivables for each period follows:

Allowance for Uncollectible

	Allowance for Uncollectible Accounts Receivable		Bad Debt Expense
	Period Ended July 31		Period Ended July 31
	2023	2022	2023	2022
Beginning balance	$393,000	$318,000	$—	$—
Charge-offs	(149,337)	—	43,253	277,920
Reserve Adjustments	(128,663)	75,000	(128,663)	75,000
Ending Balance	$115,000	$393,000	$(85,410)	$352,920

Marketable Securities

Marketable Securities

The Company’s marketable securities consist of investments in equity securities and mutual funds. Dividends and interest income are accrued as earned. Realized gains and losses are determined on a specific identification basis. The Company reviews marketable securities for impairment whenever circumstances and situations change such that there is an indication that the carrying amounts may not be recovered. The changes in the fair value of these securities are recognized in current period earnings in accordance with Accounting Standards Codification (“ASC”) 825.

The Company follows GAAP which establishes a fair value hierarchy that prioritizes the valuation techniques and creates the following three broad levels, with Level 1 valuation being the highest priority:

Level 1 valuation inputs are quoted market prices in active markets for identical assets or liabilities that are accessible at the measurement date (e.g., equity securities traded on the New York Stock Exchange).

Level 2 valuation inputs are from other than quoted market prices included in Level 1 that are observable for the asset or liability, either directly or indirectly (e.g., quoted market prices of similar assets or liabilities in active markets, or quoted market prices for identical or similar assets or liabilities in markets that are not active).

Level 3 valuation inputs are unobservable (e.g., an entity’s own data) and should be used to measure fair value to the extent that observable inputs are not available.

Following is a description of the valuation methodologies used for assets measured at fair value on a recurring basis. There have been no changes in the methodologies used at July 31, 2023 and 2022.

Equity securities are valued at the closing price reported on the active market on which the individual securities are traded that the Company has access to.

Mutual funds are valued at the daily closing price as reported by the fund. Mutual funds held by the Company are open-end mutual funds that are registered with the U.S. Securities and Exchange Commission. These funds are required to publish their daily net asset value (“NAV”) and to transact at that price. The mutual funds held by the Company are deemed to be actively traded.

In accordance with the provisions of Fair Value Measurements, the following are the Company’s financial assets measured on a recurring basis presented at fair value.

	Fair value measurements at reporting date
Description	July 31, 2023	Level 1	Level 2	Level 3	July 31, 2022	Level 1	Level 2	Level 3
Assets:
Marketable securities	$2,300,441	$2,300,441	$—	$—	$2,761,069	$2,761,069	$—	$—

Property and Equipment

Property and Equipment

Property and equipment are stated at cost. Depreciation is calculated using the straight-line method and the declining-balance method. Amortization of improvements to leased property is calculated over the life of the lease. Lives used to determine depreciation and amortization are generally as follows:

Buildings and improvements	18-40 years
Improvements to leased property	3-40 years
Fixtures and equipment	7-12 years
Other	3-5 years

Maintenance, repairs, renewals and improvements of a non-permanent nature are charged to expense when incurred. Expenditures for additions and major renewals or improvements are capitalized along with the associated interest cost during construction. The cost of assets sold or retired, and the accumulated depreciation or amortization thereon are eliminated from the respective accounts in the year of disposal, and the resulting gain or loss is credited or charged to income. Capitalized interest is recorded as part of the asset to which it relates and is amortized over the asset’s estimated useful life.

Impairment

Impairment

The Company reviews property and equipment and related lease intangibles for possible impairment when certain events or changes in circumstances indicate the carrying amount of the asset may not be recoverable though operations plus estimated disposition proceeds. Events or changes in circumstances that may occur include, but are not limited to, significant changes in real estate market conditions, estimated residual values, and an expectation to sell assets before the end of the previously estimated life. Impairments are measured to the extent the current book value exceeds the estimated fair value of the asset less disposition costs for any assets classified as held for sale. As of July 31, 2023 and 2022, the Company has determined there was no impairment of its property and equipment and related lease intangibles.

Deferred Charges

Deferred Charges

Deferred charges consist principally of costs incurred in connection with the leasing of property to tenants. Such costs are amortized over the related lease periods, ranging from 5 to 21 years, using the straight-line method. If a lease is terminated early, such costs are expensed.

Leases – Lessor Revenue

Leases – Lessor Revenue

The Company accounts for revenue in accordance with Accounting Standards Update (ASU) 2014-09 (Topic 606) Revenue from Contracts with Customers. Rental income is recognized from tenants under executed leases no later than on an established date or on an earlier date if the tenant should commence conducting business. Unbilled receivables are included in accounts receivable and represent the excess of scheduled rental income recognized on a straight-line basis over rental income as it becomes receivable according to the provisions of the lease. The effect of lease modifications that result in rent relief or other credits to tenants, including any retroactive effects relating to prior periods, are recognized in the period when the lease modification is signed. At the time of the lease modification, we assess the realizability of any accrued but unpaid rent and amounts that had been recognized as revenue in prior periods. As lessor, we have elected to combine the lease components (base rent), non-lease components (reimbursements of common area maintenance expenses) and reimbursements of real estate taxes and account for the components as a single lease component in accordance with ASC 842. If the amounts are not determined to be realizable, the accrued but unpaid rent is written off. Accounts receivable are recognized in accordance with lease agreements at its net realizable value. Rental payments received in advance are deferred until earned.

In April 2020, the Financial Accounting Standards Board issued a Staff Q&A on accounting for leases during the COVID-19 pandemic, focused on the application of lease guidance in ASC Topic 842, Leases (“ASC 842”). The Q&A states that it would be acceptable to make a policy election regarding rent concessions resulting from COVID-19, which would not require entities to account for these rent concessions as lease modifications under certain conditions. Entities making the election will continue to recognize rental revenue on a straight-line basis for qualifying concessions. Rent deferrals would result in an increase to accounts receivable during the deferral period with no impact on rental revenue recognition. The Company elected this policy during the year ended July 31, 2020. Rent deferrals included in receivables were $50,000 and $250,000 as of July 31, 2023 and 2022, respectively.

Leases – Lessee

Leases – Lessee

The Company determines if an arrangement is a lease at inception. With the adoption of ASC 842, operating leases are included in operating lease right-of-use assets and operating lease liabilities on the Company’s consolidated balance sheets.

Operating lease right-of-use assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make payments arising from the lease. Operating lease right-of-use assets and liabilities are recognized at the commencement date based on the present value of lease payments over the lease term. As the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The Company’s lease terms may include options to extend or terminate the lease when it is reasonably certain the Company will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term.

Taxes

Taxes

Deferred income taxes are provided for the temporary differences between the financial reporting basis and the tax basis of the Company’s assets and liabilities. Deferred tax assets result principally from the recording of certain accruals, reserves and net operating loss carry forwards which currently are not deductible for tax purposes. Deferred tax liabilities result principally from temporary differences in the recognition of unrealized gains and losses from certain investments and from the use, for tax purposes, of accelerated depreciation. Deferred tax assets and liabilities are offset for each jurisdiction and are presented net on the consolidated balance sheets.

The effect on deferred income taxes of a change in tax rates is recognized in income in the period that includes the enactment date. Actual income taxes could vary from these estimates due to future changes in income tax law or results from the final review of tax returns by federal, state or city tax authorities. Financial statement effects on tax positions are recognized in the period in which it is more likely than not that the position will be sustained upon examination, the position is effectively settled or when the statute of limitations to challenge the position has expired. Interest and penalties, if any, related to unrecognized tax benefits are recorded as interest expense and administrative and general expenses, respectively.

Income Per Share of Common Stock

Income Per Share of Common Stock

Income per share has been computed by dividing net income for the year by the weighted average number of shares of common stock outstanding during the year, adjusted for the purchase of treasury stock. Shares used in computing income per share were 2,015,780 in fiscal years 2023 and 2022.